Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.30

Loan Level Exceptions
Run Date - 1/12/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	2024020119	XXX	Client Reportable	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   3rd party valuation in file does not support appraised value within XXX% variance.

*** (CURED) Value Not Supported: AVM Confidence Score does not meet FITCH requirement - EV R
COMMENT:   3rd party valuation in file does not support appraised value within XXX% variance.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																COMMENT: 3rd party valuation in file does not support appraised value within XXX% variance.
XXX	2024020120	XXX	Client Reportable	1	1	1	3	1	1	1	1	*** (CURED) Value used by lender not supported - EV R
																COMMENT: New Finding: Received Pre-Close AVM with value supported, however Confidence Score of XXX does not meet Fitch requirement of 90 or greater. Additional third party valuation product required.
XXX	2024020121			XXX	Client Reportable	3	1	1	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing third party valuation product to support the appraisal value within XXX% tolerance
XXX	2024020917			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024020918	XXX	Client Reportable	3	1	3	3	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The file did not include XXX.

*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   The file is missing the 1007; therefore, the market rent is unable to be determined.

*** (CURED) Missing Appraisal - EV R
																COMMENT: The file is missing the Appraisal. The file contained a 1004D which reflects the original appraised value at $XXX on XXX. The file also contains a Desktop Review, dated XXX, which supports the original appraised value.
XXX	2024020919	XXX	Client Reportable	3	1	3	3	1	1	1	1	*** (CURED) Title issue - EV R
COMMENT:   The loan file included a XXX from the borrower's XXX, page 550. The Summary reports an open XXX no longer active remained on title. The exception required an additional conveyance at closing to clear the title defect. The XXX was not in the loan file to verify title was clear.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: Missing Third Party Appraisal Product that verifies the Appraisal Value within XXX% tolerance.
XXX	2024020920			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024020921			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024020922			XXX	Client Reportable	3	1	3	1	1	1	1	1			*** (CURED) DSCR Is Not Eligible - EV R COMMENT: Per matrix, Min DSCR XXX with LTV's over XXX%. Subject LTV XXX% and DSCR is XXX.
XXX	2024020923	XXX	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The Guidelines 2.6.1 Eligible property types, requires all XXX projects to have acceptable insurance coverage.  The loan file is missing the master insurance policy. The file does contain the XXX insurance with coverage of $XXX for loan amount of $XXX, the insurance coverage is short by $XXX.  Per the XXX provides the Insurance carrier information (page 445).  The loan does not meet the minimum required insurance requirements for a XXX.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT: The Guidelines 2.6.1 Eligible property types, requires all XXX projects to have acceptable insurance coverage. The loan file is missing the master insurance policy. The file does contain the XXX insurance with coverage of $XXX for loan amount of $XXX, the insurance coverage is short by $XXX. Per the XXX provides the Insurance carrier information (page 445). The loan does not meet the minimum required insurance requirements for a XXX.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
																	COMMENT: The matrix page 1 allows maximum LTV of XXX% when the DSCR is <XXX% (no DSCR) and a minimum XXX FICO. The loan closed with an LTV of XXX%, DSCR XXX% and credit score XXX. The LTV exceeds the maximum LTV allowed by XXX%. The LTV does not meet the minimum eligibility requirements.
XXX	2024020924			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2024020925	XXX	Client Reportable	3	2	3	1	1	2	1	1	*** (WAIVED) DSCR Is Not Eligible - EV W
COMMENT:   Per guidelines, the minimum DSCR is XXX if the LTV is over XXX%.  The DSCR of XXX is calculated using market rent of $XXX (per the appraisal) and monthly PITIA of $XXX. The LTV of XXX% is calculated using the lesser of the purchase price of $XXX and loan amount of $XXX.

*** (WAIVED) Missing Documentation - EV W
																	COMMENT: Per guidelines, section 3.1.3, the borrower must be the XXX or XXX% owner of the business for business funds to be used for down payment, closing costs, and reserves. Bank statements, page 11, from XXX XXX an account, dated XXX, in the name of XXX ; however, the file does not contain documentation reflecting that the borrower is XXX% owner or sole proprietor of XXX.